Document and Entity Information	Dec. 12, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CROWN HOLDINGS INC
Entity Central Index Key	0001219601
Document Type	8-K/A
Document Period End Date	Dec. 12, 2019
Entity Incorporation, State or Country Code	PA
Entity File Number	0-50189
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	770 Township Line Road
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	On December 18, 2019, Crown Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission announcing, among other things, that the Company had entered into that certain Amendment (as defined in the Original Form 8-K) to its credit agreement. This Current Report on Form 8-K/A to the Original Form 8-K is being filed to: (i) amend and restate the last paragraph of Item 1.01 of the Original Form 8-K to read as follows: “The foregoing description of the Amendment does not purport to be complete and is qualified in its entirety by reference to the Amendment, a copy of which is filed herewith as Exhibit 4.1 and incorporated herein by reference.” (ii) amend Item 9.01(c) of the Original Form 8-K to include a new sentence, which reads as follows, and to file as Exhibit 4.1 hereto and thereto a copy of the Amendment: “The following is filed as an exhibit to this report. 4.1. Incremental Amendment No. 2 and Third Amendment to Amended and Restated Credit Agreement, dated as of December 13, 2019, among Crown Americas LLC, Crown European Holdings S.A., Crown Metal Packaging Canada LP, each of the Subsidiary Borrowers from time to time party thereto Crown Holdings, Inc., Crown Cork & Seal Company, Inc. and Crown International Holdings, Inc., each other Credit Party from time to time party thereto, Deutsche Bank AG New York Branch, Deutsche Bank AG London Branch, Deutsche Bank AG, Canada Branch, and the various Lenders referred to therein.”Except as set forth herein, no other modifications have been made to the information contained in the Original Form 8-K.
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE
7 3/8% Debentures Due 2026
Document And Entity Information [Line Items]
Title of 12(b) Security	7 3/8% Debentures Due 2026
Trading Symbol	CCK26
Security Exchange Name	NYSE
7 1/2% Debentures Due 2096
Document And Entity Information [Line Items]
Title of 12(b) Security	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE